Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Line Items]
Lease liabilities	kr 9,304	kr 9,303
Current lease liabilities	2,486	2,224
Lease cost	3,775	3,375
Depreciation	2,451	2,277
Impairment losses	(66)	0
Lease expense relating to low-value assets	516	434
Interest expense	464	426
Variable lease payments	kr 278	kr 238
Future cash outflows from leases not yet commenced	71	157
Sublease receivables for operating leases	kr 62	kr 70
Sublease receivables for financial leases	75	64
Sublease interest income from financial leases	kr 8	kr 9
Bottom of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	10 years